Note 10 - Intangible Assets (Details) (Parent Company [Member], USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Parent Company [Member]
Note 10 - Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	$ 466,000	$ 621,000